Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

(D.5)   Leases

y Accounting Policies, Judgments, and Estimates

Under IFRS 16, a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As a lessee, SAP recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The right-of-use assets are depreciated on a straight-line basis and interest expense is recognized on the lease liabilities. The vast majority of our leases consist of facility and data center leases. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain.

Leases in the Balance Sheet

€ millions	12/31/2020	12/31/2019
Right-of-use assets
Right-of-use assets – land and buildings	1,816	1,929
Right-of-use assets – other property, plant, and equipment	41	38
Total right-of-use assets	1,857	1,967
/ Non-current assets	43,402	44,999
Right-of-use assets as % of / non-current assets	4	4

Lease liabilities
Current lease liabilities	380	389
/ Current financial liabilities	2,348	3,273
Current lease liabilities as % of / current financial liabilities	16	12

Non-current lease liabilities	1,740	1,814
/ Non-current financial liabilities	13,605	12,923
Non-current lease liabilities as % of / non-current financial liabilities	13	14

SAP is committed to future minimum lease payments in the amount of €161 million for facility leases that had not yet commenced as at December 31, 2020. For data centers, we have future commitments to spend €217 million on services and IFRS 16-related assets. Because this agreement does not specify the required split, the entire amount has been included in the purchase obligations reported in Note (D.8).

Leases in the Income Statement

€ millions	2020	2019
Lease expenses within operating profit
Depreciation of right-of-use assets	396	396

For more information about right-of-use asset additions, see Note (D.4), and for a maturity analysis of lease liabilities, see Note (F.1). For more information about the cash flow related to lease liabilities, see the “Reconciliation of Liabilities Arising from Financing Activities” table within Note (E.3).